Investment Objectives and Goals	Feb. 28, 2025
Eaton Vance Focused Growth Opportunities Fund
Objective	Investment Objective
Objective, Primary	The Fund's investment objective is to seek long-term capital growth.
Eaton Vance Focused Value Opportunities Fund
Objective	Investment Objective
Objective, Primary	The Fund's investment objective is total return.